Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disposal of Subsidiaries [Abstract]
Schedule of Disposed Entities

Details of the entities disposed were as follows:

Disposed subsidiaries	Total assets	Total liabilities	Total net assets/(liabilities)
Your Office Supplies Company Limited	$139	$214	$(75)
Amstech Limited	35	145	(110)
Aztech Enterprise Limited	54	160	(106)
Supplies4U Limited	67	72	(5)
Dellon Technology Company Limited	20	34	(14)
Iprint Enterprise Limited	143	184	(41)
REVOL TRADING INC.	63	39	24
Eco Imaging Inc.	30	163	(133)
Intercon International CORP.	79	203	(124)
Proimage B.V.	296	346	(50)
Total	$926	$1,560	$(634)